Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Exchange Rates of Russian Ruble to Each Respective Currency

The exchange rates of the Russian ruble to each respective currency as of December 31, 2017 and 2016 were as follows:

	Average exchange rates for the year ended December 31,		Exchange rates at December 31,
	2016	2017	2016	2017
US Dollar	67.0349	58.3529	60.6569	57.6002
Euro	74.2310	65.9014	63.8111	68.8668
Kazakhstan Tenge (100)	19.5980	17.8959	18.1637	17.3184
Belarussian Ruble	33.7165	30.2125	30.9474	29.1013
Moldovan Leu (10)	33.6961	31.6871	30.5269	33.6548
New Romanian Leu	16.5315	14.4216	14.0722	14.7822

Summary of Useful Lives of Property and Equipment

Depreciation is calculated on property and equipment on a straight-line basis from the time the assets are available for use, over their estimated useful lives as follows:

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-5 years
Other equipment	2-20 years

Summary of Useful Lives of Intangible Assets

Below is the summary of useful lives of intangible assets:

Customer relationships and contract rights	4-15 years
Computer Software	3-10 years
Bank license	indefinite
Trademarks and other intangible assets	3-6 years